Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.09844%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,852,035.33

Principal:
Principal Collections	$23,186,061.71
Prepayments in Full	$9,308,650.25
Liquidation Proceeds	$82,536.19
Recoveries	$32,979.97
Sub Total	$32,610,228.12
Collections	$35,462,263.45

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,462,263.45

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,462,263.45
Servicing Fee	$765,425.18	$765,425.18	$0.00	$0.00	$34,696,838.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,696,838.27
Interest - Class A-2a Notes	$553,385.67	$553,385.67	$0.00	$0.00	$34,143,452.60
Interest - Class A-2b Notes	$357,114.85	$357,114.85	$0.00	$0.00	$33,786,337.75
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$31,764,677.92
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$31,433,427.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,433,427.92
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$31,236,685.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,236,685.92
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$31,095,104.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,095,104.25
Regular Principal Payment	$28,247,473.45	$28,247,473.45	$0.00	$0.00	$2,847,630.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,847,630.80
Residual Released to Depositor	$0.00	$2,847,630.80	$0.00	$0.00	$0.00
Total		$35,462,263.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,247,473.45
Total					$28,247,473.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,429,522.04	$61.36	$553,385.67	$1.84	$18,982,907.71	$63.20
Class A-2b Notes	$9,817,951.41	$61.36	$357,114.85	$2.23	$10,175,066.26	$63.59
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$28,247,473.45	$21.47	$3,601,734.02	$2.74	$31,849,207.47	$24.21

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$123,661,601.40	0.4117387	$105,232,079.36	0.3503765
Class A-2b Notes	$65,878,192.13	0.4117387	$56,060,240.72	0.3503765
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$790,659,793.53	0.6009058	$762,412,320.08	0.5794375

Pool Information
Weighted Average APR	3.909%	3.927%
Weighted Average Remaining Term	44.43	43.67
Number of Receivables Outstanding	34,344	33,628
Pool Balance	$918,510,221.94	$885,625,952.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$826,805,863.73	$798,065,126.24
Pool Factor	0.6242929	0.6019421

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$87,560,826.38
Targeted Overcollateralization Amount	$123,213,632.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$123,213,632.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$307,021.17
(Recoveries)		22	$32,979.97
Net Loss for Current Collection Period			$274,041.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3580%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5004%
Second Prior Collection Period			0.4704%
Prior Collection Period			1.0117%
Current Collection Period			0.3646%
Four Month Average (Current and Prior Three Collection Periods)			0.5867%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		873	$3,995,257.11
(Cumulative Recoveries)			$179,046.47
Cumulative Net Loss for All Collection Periods			$3,816,210.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2594%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,576.47
Average Net Loss for Receivables that have experienced a Realized Loss			$4,371.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	255	$9,047,081.61
61-90 Days Delinquent	0.20%	48	$1,788,269.93
91-120 Days Delinquent	0.08%	14	$664,753.47
Over 120 Days Delinquent	0.04%	8	$335,547.30
Total Delinquent Receivables	1.34%	325	$11,835,652.31

Repossession Inventory:
Repossessed in the Current Collection Period		19	$651,580.31
Total Repossessed Inventory		32	$1,226,928.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1652%
Prior Collection Period			0.2242%
Current Collection Period			0.2082%
Three Month Average			0.1992%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3149%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	127	$4,365,570.93
2 Months Extended	174	$6,821,443.35
3+ Months Extended	24	$953,371.89

Total Receivables Extended	325	$12,140,386.17
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer